Fair Value - Additional Information (Detail) - Electronic Device Group - Liquid Crystal Displays Business ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment losses on property, plant and equipment	¥ 1,148
Impairment losses on intangible assets	¥ 2,666